Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Significant Accounting Policies Additional Information [Line Items]
Cash balances With FDIC					$ 159,000	$ 214,000
Allowance for doubtful accounts receivable	10,000		10,000		24,600	8,700
Offering costs in connection with private placement						103,542
Offering costs in connection with convertible preferred stock included in accounts payable			9,658	0	0	53,747
Preferred Stock Dividends, Income Statement Impact	95,304	0	194,901	0
Maturity Period Of Highly Liquid Investments			90 days		90 days
Maximum [Member]
Significant Accounting Policies Additional Information [Line Items]
Cash balances With FDIC					250,000
Patents and Trademark [Member]
Significant Accounting Policies Additional Information [Line Items]
Finite-Lived Intangible Asset, Useful Life					5 years
Software [Member]
Significant Accounting Policies Additional Information [Line Items]
Finite-Lived Intangible Asset, Useful Life					5 years
Cryogenic Shippers [Member]
Significant Accounting Policies Additional Information [Line Items]
Cryogenic shippers percentage of total property plant and equipment					89.00%	87.00%
Estimated useful lives, property and equipment					3 years
Equipment and Furniture [Member] | Minimum [Member]
Significant Accounting Policies Additional Information [Line Items]
Estimated useful lives, property and equipment					3 years
Equipment and Furniture [Member] | Maximum [Member]
Significant Accounting Policies Additional Information [Line Items]
Estimated useful lives, property and equipment					7 years
Foreign Customers [Member]
Significant Accounting Policies Additional Information [Line Items]
Revenues			$ 421,800	$ 312,000	$ 434,000	$ 161,000
Accounts Receivable [Member] | Customer One [Member]
Significant Accounting Policies Additional Information [Line Items]
Concentration risk, percentage			19.30%		30.60%
Sales Revenue, Net [Member] | Customer One [Member]
Significant Accounting Policies Additional Information [Line Items]
Concentration risk, percentage			25.00%	31.00%	30.80%
Sales Revenue, Net [Member] | Foreign Customers [Member]
Significant Accounting Policies Additional Information [Line Items]
Concentration risk, percentage			15.40%	17.10%	16.30%	14.60%